CRITICAL JUDGMENTS AND ESTIMATES	12 Months Ended
Dec. 31, 2019
Accounting Judgements And Estimates [Abstract]
CRITICAL JUDGMENTS AND ESTIMATES [Text Block]

4. CRITICAL JUDGMENTS AND ESTIMATES

The preparation of these consolidated financial statements in accordance with IFRS requires management to make judgments, estimates, and assumptions that affect the reported amounts and the valuation of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenditures during the year.

These judgments and estimates are continuously evaluated and are based on management’s experience and knowledge of the relevant facts and circumstances. Actual results may differ from the estimates. Revisions to estimates and the resulting effects on the carrying amounts of the Company’s assets and liabilities are accounted for prospectively. Information about such judgments and estimates is contained in the description of accounting policies (note 2) and/or other notes to the financial statements. Management has made the following critical judgments and estimates:

Critical judgments in applying accounting policies

The critical judgments that the Company’s management has made in the process of applying the Company’s accounting policies, apart from those involving estimations, that have the most significant effect on the amounts recognized in the Company’s consolidated financial statements are as follows:

Exploration and evaluation assets

The application of the Company’s accounting policy for exploration and evaluation assets requires judgment in determining if indicators of impairment over exploration and evaluation assets exist, in accordance with IFRS 6 Exploration for and evaluation of mineral resources.

Functional currency

The functional currency for the Company is the currency of the primary economic environment in which the entity operates. The Company had determined the functional currency of its Canadian and Mexican entities to be the Canadian dollar. Determination of functional currency may involve certain judgments to determine the primary economic environment, and the Company reconsiders the functional currency of its entities if there is a change in events and conditions which determined the primary economic environment.

Rehabilitation and restoration provision

The Company has obligations for the future restoration of its mining tenements. In most instances, removal of assets and restoration of the surrounding area occurs many years into the future. This requires judgmental assumptions regarding removal date, the extent of reclamation activities required, the engineering methodology for estimating cost, future removal technologies in determining removal cost, and asset specific discount rates to determine the present value of these cash flows.

Collectability and Classification of VAT Recoverable

VAT recoverable is collectible from the government of Mexico. The collection of VAT is subject to risk due to the complex application and collection process and therefore, risk related to the collectability and timing of payment from the Mexican government. The Company uses its best estimates based on the facts known at the time and its experience to determine its best estimate of the collectability and timing of these recoveries. Changes in the assumptions regarding collectability and the timing of collection could impact the valuation and classification of VAT recoverable. At December 31, 2019, the current portion of VAT recoverable was estimated to be $1,464,767.

Key sources of estimation uncertainty

The significant assumptions about the future and other major sources of estimation uncertainty as at the end of the reporting period that have a significant risk of resulting in a material adjustment to the carrying amounts of the Company’s assets and liabilities in the next 12 months are as follows:

Impairment of non-current assets

Non-current assets are tested for impairment when indicators of impairment are present. Calculating the estimated fair values of cash generating units for non-current asset impairment tests requires management to make estimates and assumptions with respect to metal selling prices; future capital expenditures; reductions in the amount of recoverable resources, and exploration potential; future production cost estimates; discount rates; and exchange rates. Reductions in metal price forecasts; increases in estimated future costs of production; increases in estimated future non-expansionary capital expenditures; reductions in the amount of recoverable resources, and exploration potential; and/or adverse current economics can result in a write-down of the carrying amounts of the Company’s non-current assets.

Income taxes

Management is required to make estimations regarding the tax basis of assets and liabilities and related deferred income tax assets and liabilities, the measurement of income tax expense, and indirect taxes. The Company is subject to assessments by tax authorities who may interpret tax law differently. These factors may affect the final amount or the timing of tax payments.